Convertible Bond and Derivative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2023
Debt Instruments [Abstract]
Summary of the Movement of Convertible Bond
The movement of convertible bond during the year ended December 31, 2021 and 2022 are as follows:

	Liability component	Derivative financial liability
	US$	US$
As of January 1, 2021	13,247	1,662
Interest for the year	1,040	—
Exchange realignment	75	102

As of December 31, 202 1	14,362	1,764
Interest for the year	55	—
Fair value gain recognized in profit or loss	—	(1,704)
Converted into class A shares	(14,414)	(55)
Exchange realignment	(3)	(5)

As of December 31, 2022 and December 31, 2023	—	—